Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 214,073	$ 208,715	$ 174,004
Share-based compensation	111,140	97,058	102,848
Professional services	44,824	40,251	37,805
Travel expenses	33,571	38,700	24,752
Office expenses	32,150	25,307	23,930
Other expenses	53,158	54,097	36,191
Total selling, general and administrative expenses	$ 488,916	$ 464,128	$ 399,530